Inventories - Schedule of Current Inventory and Non-Current Inventory (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current inventory:
Finished goods	$ 1,835,487	$ 2,596,456
Work-in-process	70,628	128,451
Billets	1,986,379	2,601,270
Raw materials and supplies	3,984,060	4,574,146
Materials, spare parts and rollers	1,216,709	1,261,415
Materials in-transit	3,713	2,632
Current Inventories, net	9,096,976	11,164,370
Coke	1,157,556	1,414,703
Spare parts	84,250	70,486
Rollers	229,463	203,701
Finished goods	353,095	353,095
Long-term inventories, gross	1,824,364	2,041,985
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
Non-current inventories, net	$ 1,471,269	$ 1,688,890